UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

Distillate International Fundamental Stability & Value ETF
DSTX (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Distillate International Fundamental Stability & Value ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://distillatecapital.com/distillate-international-fundamental-stability-value-etf-ticker-dstx/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Distillate International Fundamental Stability & Value ETF	$28	0.55%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$46,044,264
Number of Holdings	101
Net Advisory Fee	$113,798
Portfolio Turnover	52%
30-Day SEC Yield	2.11%
30-Day SEC Yield Unsubsidized	2.11%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(% of Net Assets)
Sanofi SA	2.2%
America Movil SAB de CV	2.0%
British American Tobacco PLC	2.0%
Canadian Natural Resources Ltd.	1.5%
JD.com, Inc.	1.5%
Vinci SA	1.5%
Roche Holding AG	1.5%
Cie de Saint-Gobain SA	1.5%
Kia Corp.	1.5%
Grupo Mexico SAB de CV	1.4%
Geographic Breakdown (% of Net Assets)
Sector Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://distillatecapital.com/distillate-international-fundamental-stability-value-etf-ticker-dstx/.
Distillate International Fundamental Stability & Value ETF	PAGE 1	TSR-SAR-26922B501

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Distillate Capital Partners, LLC documents not be householded, please contact Distillate Capital Partners, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Distillate Capital Partners, LLC or your financial intermediary.
Distillate International Fundamental Stability & Value ETF	PAGE 2	TSR-SAR-26922B501

Distillate Small/Mid Cash Flow ETF
DSMC (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Distillate Small/Mid Cash Flow ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://distillatecapital.com/distillate-small-mid-cash-flow-etf-ticker-dsmc/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Distillate Small/Mid Cash Flow ETF	$28	0.55%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$119,816,564
Number of Holdings	151
Net Advisory Fee	$315,646
Portfolio Turnover	60%
30-Day SEC Yield	1.13%
30-Day SEC Yield Unsubsidized	1.13%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(% of Net Assets)
APA Corp.	2.0%
HF Sinclair Corp.	1.9%
Versant Media Group, Inc.	1.8%
Antero Resources Corp.	1.6%
Chord Energy Corp.	1.5%
TD SYNNEX Corporation	1.2%
Alpha Metallurgical Resources, Inc.	1.1%
CVR Energy, Inc.	1.1%
Peabody Energy Corporation	1.1%
Mosaic Co.	1.1%
Sector Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://distillatecapital.com/distillate-small-mid-cash-flow-etf-ticker-dsmc/.
Distillate Small/Mid Cash Flow ETF	PAGE 1	TSR-SAR-26922B667

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Distillate Capital Partners, LLC documents not be householded, please contact Distillate Capital Partners, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Distillate Capital Partners, LLC or your financial intermediary.
Distillate Small/Mid Cash Flow ETF	PAGE 2	TSR-SAR-26922B667

Distillate U.S. Fundamental Stability & Value ETF
DSTL (Principal U.S. Listing Exchange: NYSE Arca, Inc. )
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Distillate U.S. Fundamental Stability & Value ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://distillatecapital.com/distillate-u-s-fundamental-stability-value-etf-ticker-dstl/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Distillate U.S. Fundamental Stability & Value ETF	$20	0.40%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,796,795,858
Number of Holdings	101
Net Advisory Fee	$3,605,303
Portfolio Turnover	36%
30-Day SEC Yield	1.29%
30-Day SEC Yield Unsubsidized	1.29%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(% of Net Assets)
AbbVie, Inc.	3.0%
Merck & Co., Inc.	2.8%
Salesforce, Inc.	2.1%
T-Mobile US, Inc.	2.0%
Comcast Corp.	1.8%
Uber Technologies, Inc.	1.8%
Booking Holdings, Inc.	1.8%
QUALCOMM, Inc.	1.7%
Accenture PLC	1.6%
Adobe, Inc.	1.6%
Sector Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://distillatecapital.com/distillate-u-s-fundamental-stability-value-etf-ticker-dstl/.
Distillate U.S. Fundamental Stability & Value ETF	PAGE 1	TSR-SAR-26922A321

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Distillate Capital Partners, LLC documents not be householded, please contact Distillate Capital Partners, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Distillate Capital Partners, LLC or your financial intermediary.
Distillate U.S. Fundamental Stability & Value ETF	PAGE 2	TSR-SAR-26922A321

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Distillate Capital ETFs
Distillate International Fundamental Stability & Value ETF (DSTX)
Distillate Small/Mid Cash Flow ETF (DSMC)
Distillate U.S. Fundamental Stability & Value ETF (DSTL)
Semi-Annual Financial Statements and Additional Information
March 31, 2026 (Unaudited)

Distillate International Fundamental Stability & Value ETF
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Australia - 3.7%
Computershare Ltd.	16,583	$322,444
Evolution Mining, Ltd.	46,855	404,988
Northern Star Resources, Ltd.	31,026	432,643
Rio Tinto Ltd.	4,942	546,403
		1,706,478
Brazil - 3.5%
PRIO SA(a)	41,600	528,171
Telefonica Brasil SA	74,566	587,166
TIM SA	91,217	479,322
		1,594,659
Canada - 7.7%
Canadian Natural Resources Ltd.	14,459	703,083
CGI, Inc.	4,863	354,389
Constellation Software, Inc.	328	573,948
Kinross Gold Corp.	20,793	633,676
Magna International, Inc.	7,340	409,645
Open Text Corp.	18,442	409,661
TFI International, Inc.	4,144	449,632
		3,534,034
China - 8.9%
China Mengniu Dairy Co. Ltd.	192,000	421,214
JD Logistics, Inc.(a)(b)	333,700	580,981
JD.com, Inc. - Class A	48,600	701,707
Kingsoft Corp. Ltd.	105,200	301,637
Kuaishou Technology(b)	70,300	404,573
NetEase, Inc.	24,700	537,148
Tongcheng Travel Holdings Ltd.	142,000	326,012
Yangzijiang Shipbuilding Holdings Ltd.	147,000	430,694
Zhejiang Leapmotor Technology Co. Ltd. - Class H(a)(b)	68,600	411,415
		4,115,381
Denmark - 1.7%
Genmab AS(a)	1,460	385,632
Pandora AS	5,924	414,426
		800,058
France - 11.8%
Bureau Veritas SA	9,283	274,885
Capgemini SE	4,480	518,769
Cie de Saint-Gobain SA	8,315	671,217
Danone SA	5,239	416,754
Dassault Systemes SE	23,888	475,338
Eiffage SA	3,198	483,256
Publicis Groupe SA	6,395	521,975
Sanofi SA	10,605	1,010,768
Teleperformance SE	6,124	354,781
Vinci SA	4,687	693,140
		5,420,883
Germany - 4.5%
Beiersdorf AG	4,218	372,179
GEA Group AG	5,705	402,288

	Shares	Value
Heidelberg Materials AG	3,026	$621,831
Merck KGaA	3,626	449,542
Zalando SE(a)(b)	9,698	229,628
		2,075,468
Hong Kong - 2.0%
Geely Automobile Holdings Ltd.	247,000	659,070
NetEase Cloud Music, Inc.(a)(b)	15,600	256,677
		915,747
India - 2.1%
Infosys Ltd. - ADR	46,728	631,295
Wipro Ltd. - ADR	161,555	342,497
		973,792
Indonesia - 0.8%
Telkom Indonesia Persero Tbk PT	2,153,700	387,791
Ireland - 1.7%
DCC PLC	5,991	366,103
Kerry Group PLC - Class A	5,320	419,274
		785,377
Italy - 1.7%
Buzzi SpA	6,356	315,493
Nexi SpA(b)	130,361	477,645
		793,138
Japan - 17.2%
Astellas Pharma, Inc.	33,000	522,516
Bandai Namco Holdings, Inc.	15,100	367,036
Bridgestone Corp.	24,300	499,014
Daikin Industries Ltd.	4,000	469,797
Denso Corp.	42,800	523,936
MatsukiyoCocokara & Co.	15,800	250,869
NIDEC CORP(a)	32,100	396,685
Nitto Denko Corp.	20,300	390,969
Ono Pharmaceutical Co. Ltd.	24,400	385,041
Oracle Corp. Japan	6,700	362,480
Otsuka Corp.	18,300	347,503
Otsuka Holdings Co. Ltd.	6,900	477,522
SCREEN Holdings Co. Ltd.	7,200	404,601
Secom Co. Ltd.	10,000	379,408
Shimano, Inc.	3,600	371,789
Suntory Beverage & Food Ltd.	12,800	361,013
Suzuki Motor Corp.	32,900	387,856
TIS, Inc.	17,600	371,825
Trend Micro, Inc.	8,900	293,142
Unicharm Corp.	59,500	348,009
		7,911,011
Mexico - 4.3%
America Movil SAB de CV	739,537	934,182
Cemex SAB de CV	315,721	359,094
Grupo Mexico SAB de CV - Class B	62,196	660,898
		1,954,174

The accompanying notes are an integral part of these financial statements.

1

Distillate International Fundamental Stability & Value ETF
Schedule of Investments
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Netherlands - 3.4%
Adyen NV(a)(b)	477	$467,492
Euronext NV(b)	2,367	377,727
IMCD NV	3,669	378,357
Wolters Kluwer NV	4,443	330,806
		1,554,382
Norway - 3.1%
Aker BP ASA	14,492	537,223
Mowi ASA	18,008	405,972
Norsk Hydro ASA	47,752	502,475
		1,445,670
Singapore - 1.4%
Sea Ltd. - ADR(a)	7,942	657,677
South Africa - 2.8%
Gold Fields Ltd.	11,354	504,438
Harmony Gold Mining Co. Ltd.	27,770	415,313
Northam Platinum Holdings Ltd.	17,948	356,622
		1,276,373
South Korea - 3.9%
HD Hyundai Co. Ltd.	3,385	528,198
Hyundai Glovis Co. Ltd.	2,600	352,235
Kia Corp.	7,061	669,381
Samsung SDS Co. Ltd.	2,570	251,857
		1,801,671
Sweden - 2.8%
Boliden AB(a)	6,756	344,458
EQT AB	18,627	560,203
Essity AB - Class B	15,194	387,416
		1,292,077
Switzerland - 1.5%
Roche Holding AG - ADR	13,838	687,887
Taiwan - 1.9%
Realtek Semiconductor Corp.	25,000	373,788
United Microelectronics Corp.	284,000	501,908
		875,696
United Kingdom - 7.3%
Autotrader Group PLC(b)	48,287	298,960
British American Tobacco PLC - ADR	15,535	908,332
Bunzl PLC	11,236	334,271
Imperial Brands PLC	12,940	521,648
Intertek Group PLC	6,122	294,507
London Stock Exchange Group PLC	5,141	600,931
Sage Group PLC	35,888	396,494
		3,355,143
TOTAL COMMON STOCKS (Cost $44,032,627)		45,914,567

	Contracts	Value
WARRANTS - 0.0%(c)
Canada - 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(a)(d)	138	$0
TOTAL WARRANTS (Cost $0)		0
TOTAL INVESTMENTS - 99.7% (Cost $44,032,627)		$45,914,567
Other Assets in Excess of Liabilities - 0.3%		129,697
TOTAL NET ASSETS - 100.0%		$46,044,264

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $3,505,098 or 7.6% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

The accompanying notes are an integral part of these financial statements.

2

Distillate Small/Mid Cash Flow ETF
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Basic Materials - 2.9%
Cabot Corp.	10,696	$805,516
Commercial Metals Co.	11,968	735,194
Mosaic Co.	50,955	1,299,352
Sylvamo Corp.	15,565	657,466
		3,497,528
Communications - 9.4%
Cars.com, Inc.(a)	67,053	544,470
ePlus, Inc.	8,225	618,931
Etsy, Inc.(a)	15,001	749,750
FactSet Research Systems, Inc.	4,343	942,388
GoDaddy, Inc. - Class A(a)	12,851	1,062,392
IDT Corp. - Class B	11,564	567,792
Liquidity Services, Inc.(a)	18,088	552,950
Magnite, Inc.(a)	46,398	551,208
NETGEAR, Inc.(a)	27,802	607,196
Scholastic Corp.	17,000	664,020
TripAdvisor, Inc.(a)	58,075	619,080
Versant Media Group, Inc.	56,789	2,102,329
Yelp, Inc.(a)	27,016	668,376
Ziff Davis, Inc.(a)	24,452	1,026,006
		11,276,888
Consumer, Cyclical - 19.1%
Academy Sports & Outdoors, Inc.	12,785	721,713
Adient PLC(a)	29,778	601,813
Allison Transmission Holdings, Inc.	7,578	887,081
Best Buy Co., Inc.	18,031	1,157,590
Blue Bird Corp.(a)	10,274	583,461
Boyd Gaming Corp.	10,940	899,049
Buckle, Inc.	12,567	632,874
Carter's, Inc.	17,111	611,889
Columbia Sportswear Co.	11,973	656,240
Core & Main, Inc. - Class A(a)	18,179	898,043
Crocs, Inc.(a)	11,112	922,518
Dillard's, Inc. - Class A	1,715	981,169
Ethan Allen Interiors, Inc.	25,240	561,842
G-III Apparel Group Ltd.	21,887	606,270
La-Z-Boy, Inc.	16,757	538,570
LCI Industries	6,074	746,981
Leggett & Platt, Inc.	64,529	637,547
LKQ Corp.	36,410	1,069,362
M/I Homes, Inc.(a)	5,260	644,087
Malibu Boats, Inc. - Class A(a)	19,156	496,524
Mattel, Inc.(a)	49,817	723,841
Monarch Casino & Resort, Inc.	6,350	607,060
Oxford Industries, Inc.	15,178	584,505
PC Connection, Inc.	10,192	595,824
ScanSource, Inc.(a)	16,858	611,945
Signet Jewelers Ltd.	8,888	752,280
Steven Madden Ltd.	18,009	610,865

	Shares	Value
Taylor Morrison Home Corp.(a)	15,822	$921,473
Thor Industries, Inc.	9,072	724,762
Tri Pointe Homes, Inc.(a)	17,466	816,186
Visteon Corp.	6,455	588,115
Winnebago Industries, Inc.	14,740	456,793
		22,848,272
Consumer, Non-cyclical - 18.3%
Amphastar Pharmaceuticals, Inc.(a)	23,204	454,566
Andersons, Inc.	12,244	878,874
Boston Beer Co., Inc. - Class A(a)	2,893	666,547
Cal-Maine Foods, Inc.	12,279	971,883
Collegium Pharmaceutical, Inc.(a)	14,955	494,562
Dole PLC	42,550	608,040
Euronet Worldwide, Inc.(a)	13,246	879,137
EVERTEC, Inc.	26,433	745,939
GEO Group, Inc.(a)	45,530	765,359
H&R Block, Inc.	31,460	998,541
Harmony Biosciences Holdings, Inc.(a)	22,628	633,810
ICF International, Inc.	8,053	525,780
ICON PLC(a)	10,622	1,175,431
Ingredion, Inc.	8,118	914,574
Innoviva, Inc.(a)	28,077	654,194
Insperity, Inc.	31,903	862,657
Ironwood Pharmaceuticals, Inc.(a)	184,337	647,023
John Wiley & Sons, Inc. - Class A	20,723	789,546
Korn Ferry	11,218	706,173
ManpowerGroup, Inc.	26,386	777,332
Pacira BioSciences, Inc.(a)	26,313	594,674
Payoneer Global, Inc.(a)	134,475	649,514
Pediatrix Medical Group, Inc.(a)	32,202	688,801
Perdoceo Education Corp.	18,630	693,222
Prestige Consumer Healthcare, Inc.(a)	9,901	586,832
PROG Holdings, Inc.	17,569	504,055
Robert Half, Inc.	35,522	902,259
Simply Good Foods Co.(a)	38,760	556,206
Stride, Inc.(a)	8,370	737,983
WEX, Inc.(a)	5,683	869,726
		21,933,240
Energy - 18.0%
Alliance Resource Partners LP	31,153	861,380
Alpha Metallurgical Resources, Inc.(a)	6,559	1,346,366
Antero Resources Corp.(a)	44,774	1,900,209
APA Corp.	56,043	2,378,465
California Resources Corp.	13,977	967,488
Chord Energy Corp.	12,273	1,744,975
Core Natural Resources, Inc.	10,305	1,079,243
CVR Energy, Inc.(a)	39,549	1,330,824
DNOW, Inc.(a)	53,842	641,258
Enphase Energy, Inc.(a)	17,412	658,348
HF Sinclair Corp.	35,975	2,244,480
Magnolia Oil & Gas Corp. - Class A	28,378	895,893

The accompanying notes are an integral part of these financial statements.

3

Distillate Small/Mid Cash Flow ETF
Schedule of Investments
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Energy - (Continued)
Matador Resources Co.	18,118	$1,144,695
Patterson-UTI Energy, Inc.	89,373	967,910
Peabody Energy Corporation	39,610	1,305,149
Range Resources Corp.	25,499	1,152,045
Talos Energy, Inc.(a)	62,103	978,743
		21,597,471
Financial - 3.7%
Affiliated Managers Group, Inc.	3,809	1,053,950
Artisan Partners Asset Management, Inc. - Class A	19,623	714,081
eXp World Holdings, Inc.	88,359	529,270
Federated Hermes, Inc.	13,191	748,062
Victory Capital Holdings, Inc. - Class A	10,603	694,285
Virtus Investment Partners, Inc.	4,912	659,927
		4,399,575
Industrial - 14.5%
Acuity, Inc.	2,886	808,715
American Woodmark Corp.(a)	11,960	476,367
Apogee Enterprises, Inc.	15,232	510,881
ArcBest Corp.	6,347	624,291
Ardmore Shipping Corp.	39,088	596,092
Atkore, Inc.	12,699	748,098
CTS Corp.	11,266	538,064
Dorian LPG Ltd.	18,853	644,773
Fortune Brands Innovations, Inc.	16,420	639,888
Gibraltar Industries, Inc.(a)	12,943	516,038
Hub Group, Inc. - Class A	15,878	572,243
International Seaways, Inc.	10,565	769,977
Janus International Group, Inc.(a)	88,802	457,330
Matson, Inc.	5,487	899,539
Mueller Industries, Inc.	8,072	894,378
Owens Corning	11,255	1,218,016
Ralliant Corp.	17,314	720,089
Ryerson Holding Corporation	25,984	584,120
Sturm Ruger & Co., Inc.	15,235	610,771
TD SYNNEX Corporation	8,593	1,449,725
Teekay Tankers Ltd.	10,777	790,170
Tutor Perini Corp.	8,285	639,519
World Kinect Corp.	24,643	568,514
Worthington Enterprises, Inc.	13,058	680,844
Worthington Steel, Inc.	14,981	454,673
		17,413,115
Technology - 14.0%
Adeia, Inc.	31,064	746,468
Amdocs Ltd.	13,339	870,503
ASGN, Inc.(a)	17,739	686,677
Axcelis Technologies, Inc.(a)	7,627	709,921
Blackbaud, Inc.(a)	13,006	502,162
Dropbox, Inc. - Class A(a)	34,728	789,020

	Shares	Value
DXC Technology Co.(a)	103,126	$1,296,294
EPAM Systems, Inc.(a)	5,602	758,511
Gartner, Inc.(a)	8,027	1,270,995
Genpact Ltd.	20,761	773,347
GigaCloud Technology, Inc. - Class A(a)	13,155	596,974
Insight Enterprises, Inc.(a)	9,440	632,574
Maximus, Inc.	9,840	630,744
NCR Voyix Corp.(a)	79,917	505,875
NetScout Systems, Inc.(a)	20,179	641,490
Paycom Software, Inc.	5,947	722,798
Qorvo, Inc.(a)	10,775	833,985
Qualys, Inc.(a)	6,830	600,016
Skyworks Solutions, Inc.	23,772	1,272,991
Teradata Corp.(a)	23,169	593,821
V2X, Inc.(a)	9,352	640,612
ZoomInfo Technologies, Inc.(a)	112,096	670,334
		16,746,112
TOTAL COMMON STOCKS (Cost $118,113,087)		119,712,201
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.58%(b)	88,495	88,495
TOTAL MONEY MARKET FUNDS (Cost $88,495)		88,495
TOTAL INVESTMENTS - 100.0% (Cost $118,201,582)		$119,800,696
Other Assets in Excess of Liabilities - 0.0%(c)		15,868
TOTAL NET ASSETS - 100.0%		$119,816,564

Percentages are stated as a percent of net assets.
LP - Limited Partnership
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

4

DISTILLATE U.S. FUNDAMENTAL STABILITY & VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Basic Materials - 0.8%
Royal Gold, Inc.	58,808	$14,966,048
Communications - 15.7%
Airbnb, Inc. - Class A(a)	125,824	15,889,055
Booking Holdings, Inc.	7,584	31,931,067
CDW Corp.	106,930	12,940,669
Comcast Corp. - Class A	1,132,549	32,515,482
DoorDash, Inc. - Class A(a)	114,197	17,146,680
F5, Inc.(a)	48,616	14,066,067
FactSet Research Systems, Inc.	68,687	14,904,392
GoDaddy, Inc. - Class A(a)	195,228	16,139,499
Omnicom Group, Inc.	251,242	18,921,035
Pinterest, Inc. - Class A(a)	787,096	14,435,341
Reddit, Inc. - Class A(a)	111,107	14,960,557
T-Mobile US, Inc.	167,211	35,119,326
Trade Desk, Inc. - Class A(a)	499,012	11,322,582
Uber Technologies, Inc.(a)	450,581	32,410,291
		282,702,043
Consumer, Cyclical - 8.1%
Allison Transmission Holdings, Inc.	127,583	14,934,866
BorgWarner, Inc.	291,803	15,833,231
Deckers Outdoor Corp.(a)	108,750	10,884,788
DR Horton, Inc.	124,818	17,127,526
LKQ Corp.	479,377	14,079,302
NVR, Inc.(a)	1,752	11,545,382
PACCAR, Inc.	167,870	19,388,985
PulteGroup, Inc.	134,863	15,861,237
Toll Brothers, Inc.	101,562	13,860,166
Williams-Sonoma, Inc.	70,025	12,767,658
		146,283,141
Consumer, Non-cyclical - 30.5%(b)
Abbott Laboratories	268,980	27,616,177
AbbVie, Inc.	247,749	53,882,930
Align Technology, Inc.(a)	104,550	17,923,007
Altria Group, Inc.	411,655	27,165,113
Automatic Data Processing, Inc.	106,675	21,674,227
Avery Dennison Corp.	68,457	11,821,155
Cardinal Health, Inc.	89,195	18,847,795
Cencora, Inc.	49,066	15,413,593
Cigna Group	101,862	27,171,689
Constellation Brands, Inc. - Class A	115,578	17,336,700
Corpay, Inc.(a)	39,695	11,550,848
Global Payments, Inc.	218,120	14,679,476
ICON PLC(a)	146,138	16,171,631
Incyte Corp.(a)	171,096	16,103,556
Kroger Co.	260,945	18,881,980
McKesson Corp.	24,268	21,000,556
Medpace Holdings, Inc.(a)	31,158	14,961,760
Merck & Co., Inc.	425,015	51,125,054
Neurocrine Biosciences, Inc.(a)	88,671	11,681,518
PayPal Holdings, Inc.	504,917	22,837,396

	Shares	Value
Regeneron Pharmaceuticals, Inc.	27,189	$21,007,309
ResMed, Inc.	64,096	14,388,270
Toast, Inc. - Class A(a)	507,151	13,444,573
TransUnion	205,171	14,195,781
UnitedHealth Group, Inc.	62,811	16,996,028
Universal Health Services, Inc. - Class B	71,197	12,742,127
Zoetis, Inc.	153,246	18,115,210
		548,735,459
Energy - 5.9%
Coterra Energy, Inc.	539,747	18,966,710
Diamondback Energy, Inc.	112,952	22,340,776
Marathon Petroleum Corp.	108,218	26,424,671
Permian Resources Corp.	991,186	21,132,086
TechnipFMC PLC	243,433	16,828,523
		105,692,766
Financial - 4.3%
Aon PLC - Class A	61,743	19,929,405
Arthur J Gallagher & Co.	92,560	20,046,645
Brown & Brown, Inc.	235,979	15,388,191
Marsh & McLennan Cos., Inc.	129,618	22,482,242
		77,846,483
Industrial - 14.2%
A O Smith Corp.	177,633	11,713,120
Acuity, Inc.	39,218	10,989,668
Advanced Drainage Systems, Inc.	100,926	13,839,982
Allegion PLC	97,791	14,208,054
Carlisle Cos., Inc.	44,943	14,993,884
Crown Holdings, Inc.	111,158	11,143,590
EMCOR Group, Inc.	24,187	17,857,504
Fortive Corp.	262,532	14,512,769
General Dynamics Corp.	55,602	19,083,719
Jabil, Inc.	61,216	16,260,806
Lennox International, Inc.	25,066	11,633,883
Masco Corp.	172,211	10,396,378
Owens Corning	126,968	13,740,477
Snap-on, Inc.	40,260	14,623,237
TE Connectivity PLC	79,693	16,657,431
Textron, Inc.	180,556	15,809,483
TopBuild Corp.(a)	39,298	13,805,387
Toro Co.	145,084	13,556,649
		254,826,021
Technology - 19.3%
Accenture PLC - Class A	148,446	29,435,357
Adobe, Inc.(a)	120,207	29,219,918
Amdocs Ltd.	212,857	13,891,048
Broadridge Financial Solutions, Inc.	83,464	13,561,231
Cognizant Technology Solutions Corp. - Class A	296,413	18,184,938
Docusign, Inc.(a)	286,203	13,568,884
Dropbox, Inc. - Class A(a)	411,432	9,347,735
EPAM Systems, Inc.(a)	70,594	9,558,428

The accompanying notes are an integral part of these financial statements.

5

DISTILLATE U.S. FUNDAMENTAL STABILITY & VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - (Continued)
Gartner, Inc.(a)	88,845	$14,067,717
NetApp, Inc.	112,937	11,563,619
Nutanix, Inc. - Class A(a)	347,239	13,198,554
ON Semiconductor Corp.(a)	246,461	15,260,865
Paychex, Inc.	143,983	13,263,714
QUALCOMM, Inc.	238,857	30,760,004
Roper Technologies, Inc.	50,959	18,032,352
Salesforce, Inc.	202,548	37,809,635
SS&C Technologies Holdings, Inc.	180,577	12,201,588
Veeva Systems, Inc. - Class A(a)	84,195	14,789,694
Workday, Inc. - Class A(a)	125,143	16,258,579
Zoom Communications, Inc. - Class A(a)	152,834	12,286,325
		346,260,185
Utilities - 1.0%
Vistra Corp.	114,919	17,275,773
TOTAL COMMON STOCKS (Cost $1,800,625,818)		1,794,587,919
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.58%(c)	1,232,697	1,232,697
TOTAL MONEY MARKET FUNDS (Cost $1,232,697)		1,232,697
TOTAL INVESTMENTS - 99.9% (Cost $1,801,858,515)		$1,795,820,616
Other Assets in Excess of Liabilities - 0.1%		975,242
TOTAL NET ASSETS - 100.0%		$1,796,795,858

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

6

DISTILLATE CAPITAL ETFs
Statements of Assets and Liabilities
March 31, 2026 (Unaudited)

	Distillate International Fundamental Stability & Value ETF	Distillate Small/Mid Cash Flow ETF	Distillate U.S. Fundamental Stability & Value ETF
ASSETS:
Investments, at value	$45,914,567	$119,800,696	$1,795,820,616
Dividends receivable	215,477	70,960	1,588,885
Dividend tax reclaims receivable	45,092	911	—
Investment receivable	121	—	—
Total assets	46,175,257	119,872,567	1,797,409,501
LIABILITIES:
Payable to custodian	109,289	—	—
Payable to adviser	21,591	56,003	613,643
Payable to custodian foreign currency, at value	113	—	—
Total liabilities	130,993	56,003	613,643
NET ASSETS	$ 46,044,264	$119,816,564	$1,796,795,858
Net Assets Consists of:
Paid-in capital	$46,005,049	$128,125,251	$1,756,001,191
Total distributable earnings/(accumulated losses)	39,215	(8,308,687)	40,794,667
Total net assets	$ 46,044,264	$119,816,564	$1,796,795,858
Net assets	$46,044,264	$119,816,564	$1,796,795,858
Shares issued and outstanding(a)	1,450,000	3,200,000	31,025,000
Net asset value per share	$31.75	$37.44	$57.91
Cost:
Investments, at cost	$44,032,627	$118,201,582	$1,801,858,515

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

7

DISTILLATE CAPITAL ETFs
STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2026 (Unaudited)

	Distillate International Fundamental Stability & Value ETF	Distillate Small/Mid Cash Flow ETF	Distillate U.S. Fundamental Stability & Value ETF
INVESTMENT INCOME:
Dividend income	$500,551	$1,072,929	$15,958,207
Less: issuance fees	(1,265)	(233)	(740)
Less: dividend withholding taxes	(55,369)	—	—
Total investment income	443,917	1,072,696	15,957,467
EXPENSES:
Investment advisory fee	113,798	315,646	3,605,303
Income tax expense	—	—	69,114
Total expenses	113,798	315,646	3,674,417
Net investment income	330,119	757,050	12,283,050
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	443,003	(6,893,529)	(19,774,873)
In-kind redemptions	4,346,547	11,383,137	128,313,202
Foreign currency transactions	(83,278)	—	—
Net realized gain (loss)	4,706,272	4,489,608	108,538,329
Net change in unrealized appreciation (depreciation) on:
Investments	(2,846,733)	1,115,172	(109,498,517)
Foreign currency translation	7,306	—	—
Net change in unrealized appreciation (depreciation)	(2,839,427)	1,115,172	(109,498,517)
Net realized and unrealized gain (loss)	1,866,845	5,604,780	(960,188)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,196,964	$6,361,830	$11,322,862

The accompanying notes are an integral part of these financial statements.

8

DISTILLATE CAPITAL ETFs
Statements of Changes in Net Assets

	Distillate International Fundamental Stability & Value ETF		Distillate Small/Mid Cash Flow ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$330,119	$772,452	$757,050	$1,162,620
Net realized gain (loss)	4,706,272	3,821,563	4,489,608	1,531,268
Net change in unrealized appreciation (depreciation)	(2,839,427)	1,550,495	1,115,172	(2,127,308)
Net increase (decrease) in net assets from operations	2,196,964	6,144,510	6,361,830	566,580
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(692,369)	(834,380)	(815,524)	(1,243,316)
Total distributions to shareholders	(692,369)	(834,380)	(815,524)	(1,243,316)
CAPITAL TRANSACTIONS:
Shares sold	24,360,960	20,690,540	67,528,880	60,234,780
Shares redeemed	(17,723,605)	(24,390,825)	(59,970,540)	(51,905,580)
ETF transaction fees (See Note 6)	5,654	9,748	—	8
Net increase (decrease) in net assets from capital transactions	6,643,009	(3,690,537)	7,558,340	8,329,208
Net increase (decrease) in net assets	8,147,604	1,619,593	13,104,646	7,652,472
NET ASSETS:
Beginning of the period	37,896,660	36,277,067	106,711,918	99,059,446
End of the period	$46,044,264	$37,896,660	$119,816,564	$106,711,918
SHARES TRANSACTIONS
Shares sold	750,000	750,000	1,850,000	1,675,000
Shares redeemed	(550,000)	(900,000)	(1,625,000)	(1,450,000)
Total increase (decrease) in shares outstanding	200,000	(150,000)	225,000	225,000

The accompanying notes are an integral part of these financial statements.

9

DISTILLATE CAPITAL ETFs
Statements of Changes in Net Assets(Continued)

	Distillate U.S. Fundamental Stability & Value ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$12,283,050	$26,438,829
Net realized gain (loss)	108,538,329	154,145,439
Net change in unrealized appreciation (depreciation)	(109,498,517)	(120,036,589)
Net increase (decrease) in net assets from operations	11,322,862	60,547,679
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(11,806,407)	(25,620,627)
From return of capital	—	(2,064,388)
Total distributions to shareholders	(11,806,407)	(27,685,015)
CAPITAL TRANSACTIONS:
Shares sold	446,477,227	519,690,317
Shares redeemed	(487,541,063)	(787,174,625)
Net increase (decrease) in net assets from capital transactions	(41,063,836)	(267,484,308)
Net increase (decrease) in net assets	(41,547,381)	(234,621,644)
NET ASSETS:
Beginning of the period	1,838,343,239	2,072,964,883
End of the period	$ 1,796,795,858	$1,838,343,239
SHARES TRANSACTIONS
Shares sold	7,550,000	9,250,000
Shares redeemed	(8,250,000)	(14,075,000)
Total increase (decrease) in shares outstanding	(700,000)	(4,825,000)

The accompanying notes are an integral part of these financial statements.

10

DISTILLATE INTERNATIONAL FUNDAMENTAL STABILITY & VALUE ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,				Period Ended September 30, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$30.32	$25.91	$21.72	$17.95	$25.08	$25.05
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.26	0.58	0.56	0.55	0.72	0.59
Net realized and unrealized gain (loss) on investments(c)	1.71	4.44	4.14	3.77	(7.21)	(0.12)
Total from investment operations	1.97	5.02	4.70	4.32	(6.49)	0.47
LESS DISTRIBUTIONS FROM:
Net investment income	(0.54)	(0.62)	(0.51)	(0.56)	(0.64)	(0.44)
Total distributions	(0.54)	(0.62)	(0.51)	(0.56)	(0.64)	(0.44)
ETF transaction fees per share	0.00(d)	0.01	0.00(d)	0.01	0.00(d)	0.00(d)
Net asset value, end of period	$31.75	$30.32	$25.91	$21.72	$17.95	$25.08
Total return(e)	6.53%	19.79%	21.89%	24.22%	−26.26%	1.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$46,044	$37,897	$36,277	$29,323	$19,740	$22,568
Ratio of expenses to average net assets(f)	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets(f)	1.60%	2.23%	2.38%	2.53%	3.12%	2.78%
Portfolio turnover rate(e)(g)	52%	91%	117%	75%	102%	57%

(a)	Inception date of the Fund was December 14, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

11

DISTILLATE SMALL/MID CASH FLOW ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,		Period Ended September 30, 2023(a)
		2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$35.87	$36.02	$30.64	$24.90
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.24	0.40	0.48	0.37
Net realized and unrealized gain (loss) on investments(c)	1.59	(0.12)	5.31	5.69
Total from investment operations	1.83	0.28	5.79	6.06
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.43)	(0.41)	(0.32)
Total distributions	(0.26)	(0.43)	(0.41)	(0.32)
ETF transaction fees per share	—	0.00(d)	—	—
Net asset value, end of period	$37.44	$35.87	$36.02	$30.64
Total return(e)	5.12%	0.85%	18.91%	24.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$119,817	$106,712	$99,059	$30,645
Ratio of expenses to average net assets(f)	0.55%	0.55%	0.55%	0.55%
Ratio of tax expenses to average net assets(f)	—%	0.00%(g)	—%	—%
Ratio of operational expenses to average net assets excluding tax expense(f)	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets(f)	1.32%	1.19%	1.39%	1.28%
Portfolio turnover rate(e)(h)	60%	112%	114%	66%

(a)	Inception date of the Fund was October 5, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

12

DISTILLATE U.S. FUNDAMENTAL STABILITY & VALUE ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$57.95	$56.72	$44.64	$36.86	$40.96	$32.61
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.39	0.76	0.76	0.62	0.58	0.46
Net realized and unrealized gain (loss) on investments(b)	(0.05)	1.28	12.04	7.78	(4.17)	8.51
Total from investment operations	0.34	2.04	12.80	8.40	(3.59)	8.97
LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.75)	(0.72)	(0.62)	(0.51)	(0.62)
Return of capital	—	(0.06)	—	—	—	—
Total distributions	(0.38)	(0.81)	(0.72)	(0.62)	(0.51)	(0.62)
ETF transaction fees per share	—	—	0.00(c)	—	0.00(c)	—
Net asset value, end of period	$57.91	$57.95	$56.72	$44.64	$36.86	$40.96
Total return(d)	0.59%	3.67%	28.82%	22.87%	−8.91%	27.68%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,796,796	$1,838,343	$2,072,965	$1,282,310	$721,584	$373,774
Ratio of expenses to average net assets(e)	0.40%	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of tax expenses to average net assets(e)	0.01%	—%	—%	—%	—%	—%
Ratio of operational expenses to average net assets excluding tax expense(e)	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income (loss) to average net assets(e)	1.33%	1.37%	1.49%	1.43%	1.36%	1.17%
Portfolio turnover rate(d)(f)	36%	70%	87%	95%	78%	73%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

13

DISTILLATE CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
Distillate International Fundamental Stability & Value ETF, Distillate Small/Mid Cash Flow ETF, and Distillate
U.S. Fundamental Stability & Value ETF are each a diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the
U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of Distillate International Fundamental Stability & Value ETF and Distillate U.S. Fundamental Stability & Value ETF is to seek long-term capital appreciation. The investment objective of Distillate Small/Mid Cash Flow ETF is to seek capital appreciation. Distillate International Fundamental Stability & Value ETF commenced operations on December 14, 2020, Distillate Small/Mid Cash Flow ETF commenced operations on October 5, 2022 and Distillate U.S. Fundamental Stability & Value ETF commenced operations on October 23, 2018.
The end of the reporting period for the Funds is March 31, 2026. The current fiscal period is the period from October 1, 2025, through March 31, 2026.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used.

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.
Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

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DISTILLATE CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Distillate International Fundamental Stability & Value ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$45,914,567	$—	$—	$45,914,567
Warrants	—	—	0	0
Total Investments	$45,914,567	$—	$0	$45,914,567

Distillate Small/Mid Cash Flow ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$119,712,201	$—	$—	$119,712,201
Money Market Funds	88,495	—	—	88,495
Total Investments	$119,800,696	$—	$—	$119,800,696

Distillate U.S. Fundamental Stability & Value ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,794,587,919	$—	$—	$1,794,587,919
Money Market Funds	1,232,697	—	—	1,232,697
Total Investments	$1,795,820,616	$—	$—	$1,795,820,616

Refer to the Schedules of Investments for further disaggregation of investment categories.
During the current fiscal period, the Funds did not recognize any transfer to or from Level 3.

15

DISTILLATE CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local income and excise tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by tax authorities. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds at least annually. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to the Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

16

DISTILLATE CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and primarily relate to redemptions in-kind. For the fiscal year ended September 30, 2025, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Losses)	Paid-In Capital
Distillate International Fundamental Stability & Value ETF	$(4,657,411)	$4,657,411
Distillate Small/Mid Cash Flow ETF	(11,499,482)	11,499,482
Distillate U.S. Fundamental Stability & Value ETF	(169,814,654)	169,814,654

J.
Segment Reporting. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Operating Officer of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Distillate Capital Partners, LLC (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”), between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with Vident Advisory, LLC, doing business as Vident Asset Management (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. Effective May 1, 2024, Vident Asset Management only serves as the Sub-Adviser for Distillate International Fundamental Stability & Value ETF and Distillate Small/Mid Cash Flow ETF. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, Distillate International Fundamental Stability & Value ETF and Distillate Small/Mid Cash Flow ETF each pay the Adviser at an annual rate of 0.55% based on each Fund’s average daily net assets and Distillate U.S. Fundamental Stability & Value ETF pays the Adviser at an annual rate of 0.39% based on the Fund’s average daily net assets, calculated daily and paid monthly. The Adviser is responsible for paying the Sub-Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.

17

DISTILLATE CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
Distillate International Fundamental Stability & Value ETF	$25,610,296	$21,594,483
Distillate Small/Mid Cash Flow ETF	68,218,312	68,101,788
Distillate U.S. Fundamental Stability & Value ETF	764,095,726	662,905,663

During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Distillate International Fundamental Stability & Value ETF	$19,359,989	$17,210,155
Distillate Small/Mid Cash Flow ETF	66,781,951	59,068,060
Distillate U.S. Fundamental Stability & Value ETF	346,205,260	479,951,458

NOTE 5 – INCOME TAX INFORMATION
The amount and tax character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.
The components of distributable earnings (accumulated losses) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2025 were as follows:

	Distillate International Fundamental Stability & Value ETF	Distillate Small/Mid Cash Flow ETF	Distillate U.S. Fundamental Stability & Value ETF
Tax cost of investments	$34,181,099	$108,969,603	$1,755,254,689
Gross tax unrealized appreciation	$5,295,979	$8,444,647	$196,739,208
Gross tax unrealized depreciation	(1,637,570)	(10,693,629)	(114,508,055)
Net tax unrealized appreciation (depreciation)	3,658,409	(2,248,982)	82,231,153
Undistributed ordinary income	468,081	82,745	—
Undistributed long-term capital gain	—	—	—
Other accumulated gain (loss)	(5,591,870)	(11,688,756)	(40,952,941)
Distributable earnings (accumulated losses)	$(1,465,380)	$(13,854,993)	$41,278,212

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing losses on wash sales, passive foreign investment companies (PFICs), and the tax treatment of partnership investments.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the taxable year ended September 30, 2025, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

18

DISTILLATE CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
As of September 30, 2025, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Distillate International Fundamental Stability & Value ETF	$3,756,998	$1,834,872
Distillate Small/Mid Cash Flow ETF	8,837,639	2,851,117
Distillate U.S. Fundamental Stability & Value ETF	7,311,584	33,641,357

During the fiscal period ended September 30, 2025 the Funds did not utilize any short-term or long-term capital loss carryforwards that were available as of September 30, 2024.
The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2025 and fiscal year ended September 30, 2024 were as follows:

	Ordinary Income
	Year Ended September 30,
	2025	2024
Distillate International Fundamental Stability & Value ETF	$834,380	$736,427
Distillate Small/Mid Cash Flow ETF	1,243,316	866,572

	Year Ended September 30, 2025
	Ordinary Income	Return of Capital
Distillate U.S. Fundamental Stability & Value ETF	$25,620,627	$2,064,388

	Year Ended September 30, 2024
	Ordinary Income	Return of Capital
Distillate U.S. Fundamental Stability & Value ETF	$24,424,673	$—

NOTE 6 – SHARE TRANSACTIONS
Shares of Distillate International Fundamental Stability & Value ETF and Distillate Small/Mid Cash Flow ETF are listed and trade on the New York Stock Exchange (“NYSE”). Shares of Distillate U.S. Fundamental Stability & Value ETF are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for Distillate International Fundamental Stability & Value ETF is $1,000, payable to the Custodian. The standard fixed transaction fee for Distillate Small/Mid Cash Flow ETF and Distillate U.S. Fundamental Stability & Value ETF is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on

19

DISTILLATE CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.
NOTE 7 – RISKS
Foreign Securities Risk (Distillate International Fundamental Stability & Value ETF only). Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
Sector Risk (Distillate Small/Mid Cash Flow ETF and Distillate U.S. Fundamental Stability & Value ETF only). To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

20

DISTILLATE CAPITAL ETFs
FEDERAL TAX INFORMATION (Unaudited)
For the fiscal year ended September 30, 2025, certain dividends paid by the Funds may be subject to the maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Distillate International Fundamental Stability & Value ETF	80.35%
Distillate Small/Mid Cash Flow ETF	100.00%
Distillate U.S. Fundamental Stability & Value ETF	100.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2025 was as follows:

Distillate International Fundamental Stability & Value ETF	0.00%
Distillate Small/Mid Cash Flow ETF	100.00%
Distillate U.S. Fundamental Stability & Value ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Distillate International Fundamental Stability & Value ETF	0.00%
Distillate Small/Mid Cash Flow ETF	0.00%
Distillate U.S. Fundamental Stability & Value ETF	0.00%

FOREIGN TAX CREDIT PASS THROUGH
Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the fiscal year ended September 30, 2025. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
Distillate International Fundamental Stability & Value ETF	$92,541	$0.07403280	100.00%
Distillate Small/Mid Cash Flow ETF	—	—	—
Distillate U.S. Fundamental Stability & Value ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

21

DISTILLATE CAPITAL ETFs
ADDITIONAL INFORMATION (Unaudited)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE
There were no matters submitted to a vote of shareholders during the period covered by this report.
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

22

DISTILLATE CAPITAL ETFs
APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)
Distillate Small/Mid Cash Flow ETF (DSMC)
Distillate International Fundamental Stability & Value ETF (DSTX)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 8-9, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among Distillate Capital Partners LLC (“Distillate” or the “Adviser”), the Trust, on behalf of Distillate Small/Mid Cash Flow ETF and Distillate International Fundamental Stability & Value ETF (each, a “Fund” and, together, the “Funds”), and Vident Advisory, LLC (the “Sub-Adviser”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Sub-Adviser; (ii) the historical performance of each Fund relative to its benchmark; (iii) the cost of the services provided and the profits realized by the Sub-Adviser or its affiliates from services rendered to the Funds as well as the estimated costs of providing such services under the Sub-Advisory Agreement; (iv) a fee analysis comparing the Funds’ sub-advisory fees to those of other accounts managed by the Sub-Adviser and similar ETFs in the market; (v) the extent to which any economies of scale realized by the Sub-Adviser in connection with its services to the Funds are shared with Fund shareholders; (vi) any other financial benefits to the Sub-Adviser and its affiliates resulting from services rendered to the Funds; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Sub-Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Sub-Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment sub-adviser to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Sub-Advisory Agreement should be continued. The Board also noted that the Sub-Adviser provides investment advisory and sub-advisory services to other series of the Trust, and, over the course of the year, the Sub-Adviser provided written and oral updates to the Board with respect to its advisory services to those funds. Additionally, at the Meeting, Sub-Adviser representatives provided an oral overview of the services provided to the Funds by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and business operations.
The Board then discussed the Materials and the Sub-Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, including Distillate’s 15(c) presentation at the July 9-10, 2025, Board meeting, and deliberated, in light of this information, on the approval of the continuation of the Sub-Advisory Agreement.
Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Sub-Adviser compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to the Funds as well as other series of the Trust. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board noted the responsibilities that the Sub-Adviser has as the Funds’ investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the Funds’ assets; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Funds’ shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. The Board also considered

23

DISTILLATE CAPITAL ETFs
APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides sub-advisory services.
Historical Performance. The Trustees next considered each Fund’s performance, noting that they had recently undertaken a comprehensive review of such matters at the Board’s July 9-10, 2025 meeting. Because each Fund’s investment selection is actively managed by the Adviser, the Board considered, among other things, the Sub-Adviser’s portfolio trading execution and trade settlement services, including the portfolio managers’ day-to-day management of the Funds.
Distillate Small/Mid Cash Flow ETF: The Board noted that the Fund significantly underperformed its broad-based benchmark, the Russell 3000 Total Return Index, over the one-year period ended June 30, 2025, but narrowly underperformed the same benchmark over the since inception period. The Board further noted that the Fund significantly underperformed the Russell 2000 Total Return Index over the one-year period but outperformed the same benchmark over the since inception period. The Board considered, however, that whereas the Russell 3000 provides an indication of the overall performance of the investable U.S. equity market and the Russell 2000 provides an indication of the performance of the small-cap segment of the U.S. equity market, the Fund is actively managed and seeks capital appreciation by investing in equity securities of small- and mid-capitalization companies that are undervalued based on Distillate’s proprietary measure of free cash flow yield.
Distillate International Fundamental Stability & Value ETF: The Board noted that the Fund underperformed its broad-based benchmark, the Morningstar Global Markets ex-US Net Return Index, over the one-year period ended June 30, 2025, but slightly underperformed its benchmark over the three-year and since inception periods. The Board considered, however, that whereas the benchmark index provides an indication of the performance of globally listed, large-, mid-, and small-capitalization, ex-U.S. equity securities, the Fund is actively managed and seeks long-term capital appreciation by investing in globally listed large- and mid-capitalization equity securities and depositary receipts of non-U.S. companies, selected based on Distillate’s assessment of a company’s valuation, cash flow stability, and balance sheet quality.
Cost of Services Provided and Economies of Scale. The Board then reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Funds. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees are competitive with those paid by other accounts managed by the Sub-Adviser as well as those charged by similar ETFs in the market. The Board then noted that the Sub-Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Funds, taking into account analyses of the Sub-Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.
The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further noted that although each Fund’s sub-advisory fee includes asset-level breakpoints, because each Fund pays the Adviser a unified fee, any benefits from the existing sub-advisory fee schedule would accrue to the Adviser, rather than the Fund’s shareholders. Consequently, the Board determined that it would monitor fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

24

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	6/5/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	6/5/2026

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	6/5/2026

* Print the name and title of each signing officer under his or her signature.